Loans and Allowance for Credit Losses, PCI, Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	$ 231	$ 298	$ 333	$ 0
Provision for losses due to credit deterioration	32	160	771	853
Charge-offs	(146)	(227)	(806)	(520)
Balance, end of period	117	231	298	333
Commercial Portfolio Segment [Member]
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	165	266	330	0
Provision for losses due to credit deterioration	25	106	712	850
Charge-offs	(102)	(207)	(776)	(520)
Balance, end of period	88	165	266	330
Pick-a-pay with payment option feature [Member]
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	0	0	0	0
Provision for losses due to credit deterioration	0	0	0	0
Charge-offs	0	0	0	0
Balance, end of period	0	0	0	0
Other Consumer [Member]
Changes in allowance for PCI loan losses [Abstract]
Balance, beginning of period	66	32	3	0
Provision for losses due to credit deterioration	7	54	59	3
Charge-offs	(44)	(20)	(30)	0
Balance, end of period	$ 29	$ 66	$ 32	$ 3